Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale:
Less than 12 months, Fair value	$ 29,115,000,000	$ 26,182,000,000
Less than 12 months, Unrealized losses	215,000,000	270,000,000
12 months or more, Fair value	23,608,000,000	11,666,000,000
12 months or more, Unrealized losses	738,000,000	353,000,000
Total, Fair value	52,723,000,000	37,848,000,000
Total, Unrealized losses	953,000,000	623,000,000
Held-to-maturity:
Less than 12 months, Fair value	5,258,000,000	17,375,000,000
Less than 12 months, Unrealized losses	66,000,000	133,000,000
12 months or more, Fair value	23,246,000,000	16,178,000,000
12 months or more, Unrealized losses	681,000,000	278,000,000
Total, Fair value	28,504,000,000	33,553,000,000
Total, Unrealized losses	747,000,000	411,000,000
Less than 12 months, Fair value, Total temporary impaired securities	34,373,000,000	43,557,000,000
Less than 12 months, Unrealized losses, Total temporary impaired securities	281,000,000	403,000,000
12 months or more, Fair Value, Total temporary impaired securities	46,854,000,000	27,844,000,000
12 months or more, Unrealized losses, Total temporary impaired securities	1,419,000,000	631,000,000
Total, Fair value, Total temporary impaired securities	81,227,000,000	71,401,000,000
Total, Unrealized losses, Total temporary impaired securities	1,700,000,000	1,034,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	87,000,000	144,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	0	0
Agency RMBS
Available-for-sale:
Less than 12 months, Fair value	6,678,000,000	8,567,000,000
Less than 12 months, Unrealized losses	30,000,000	66,000,000
12 months or more, Fair value	9,250,000,000	5,834,000,000
12 months or more, Unrealized losses	339,000,000	225,000,000
Total, Fair value	15,928,000,000	14,401,000,000
Total, Unrealized losses	369,000,000	291,000,000
Held-to-maturity:
Less than 12 months, Fair value	4,602,000,000	9,458,000,000
Less than 12 months, Unrealized losses	56,000,000	81,000,000
12 months or more, Fair value	17,107,000,000	12,305,000,000
12 months or more, Unrealized losses	576,000,000	251,000,000
Total, Fair value	21,709,000,000	21,763,000,000
Total, Unrealized losses	632,000,000	332,000,000
U.S. Treasury
Available-for-sale:
Less than 12 months, Fair value	6,126,000,000	7,429,000,000
Less than 12 months, Unrealized losses	23,000,000	131,000,000
12 months or more, Fair value	6,880,000,000	2,175,000,000
12 months or more, Unrealized losses	187,000,000	29,000,000
Total, Fair value	13,006,000,000	9,604,000,000
Total, Unrealized losses	210,000,000	160,000,000
Held-to-maturity:
Less than 12 months, Fair value	157,000,000	6,389,000,000
Less than 12 months, Unrealized losses	2,000,000	41,000,000
12 months or more, Fair value	4,343,000,000	2,909,000,000
12 months or more, Unrealized losses	75,000,000	15,000,000
Total, Fair value	4,500,000,000	9,298,000,000
Total, Unrealized losses	77,000,000	56,000,000
Sovereign debt/sovereign guaranteed
Available-for-sale:
Less than 12 months, Fair value	2,185,000,000	1,880,000,000
Less than 12 months, Unrealized losses	8,000,000	12,000,000
12 months or more, Fair value	988,000,000	559,000,000
12 months or more, Unrealized losses	13,000,000	11,000,000
Total, Fair value	3,173,000,000	2,439,000,000
Total, Unrealized losses	21,000,000	23,000,000
Agency commercial MBS
Available-for-sale:
Less than 12 months, Fair value	4,505,000,000	3,077,000,000
Less than 12 months, Unrealized losses	50,000,000	28,000,000
12 months or more, Fair value	3,082,000,000	1,332,000,000
12 months or more, Unrealized losses	111,000,000	39,000,000
Total, Fair value	7,587,000,000	4,409,000,000
Total, Unrealized losses	161,000,000	67,000,000
Held-to-maturity:
Less than 12 months, Fair value	477,000,000	737,000,000
Less than 12 months, Unrealized losses	7,000,000	7,000,000
12 months or more, Fair value	654,000,000	60,000,000
12 months or more, Unrealized losses	19,000,000	2,000,000
Total, Fair value	1,131,000,000	797,000,000
Total, Unrealized losses	26,000,000	9,000,000
CLOs
Available-for-sale:
Less than 12 months, Fair value	3,280,000,000	260,000,000
Less than 12 months, Unrealized losses	46,000,000	1,000,000
12 months or more, Fair value	2,000,000	0
12 months or more, Unrealized losses	0	0
Total, Fair value	3,282,000,000	260,000,000
Total, Unrealized losses	46,000,000	1,000,000
U.S. government agencies
Available-for-sale:
Less than 12 months, Fair value	513,000,000	588,000,000
Less than 12 months, Unrealized losses	4,000,000	6,000,000
12 months or more, Fair value	673,000,000	160,000,000
12 months or more, Unrealized losses	20,000,000	4,000,000
Total, Fair value	1,186,000,000	748,000,000
Total, Unrealized losses	24,000,000	10,000,000
Held-to-maturity:
Less than 12 months, Fair value	0	791,000,000
Less than 12 months, Unrealized losses	0	4,000,000
12 months or more, Fair value	1,111,000,000	850,000,000
12 months or more, Unrealized losses	10,000,000	8,000,000
Total, Fair value	1,111,000,000	1,641,000,000
Total, Unrealized losses	10,000,000	12,000,000
Supranational
Available-for-sale:
Less than 12 months, Fair value	974,000,000	700,000,000
Less than 12 months, Unrealized losses	2,000,000	6,000,000
12 months or more, Fair value	481,000,000	333,000,000
12 months or more, Unrealized losses	6,000,000	5,000,000
Total, Fair value	1,455,000,000	1,033,000,000
Total, Unrealized losses	8,000,000	11,000,000
Foreign covered bonds
Available-for-sale:
Less than 12 months, Fair value	1,058,000,000	953,000,000
Less than 12 months, Unrealized losses	7,000,000	7,000,000
12 months or more, Fair value	736,000,000	116,000,000
12 months or more, Unrealized losses	12,000,000	2,000,000
Total, Fair value	1,794,000,000	1,069,000,000
Total, Unrealized losses	19,000,000	9,000,000
State and political subdivisions
Available-for-sale:
Less than 12 months, Fair value	316,000,000	732,000,000
Less than 12 months, Unrealized losses	1,000,000	3,000,000
12 months or more, Fair value	668,000,000	518,000,000
12 months or more, Unrealized losses	21,000,000	20,000,000
Total, Fair value	984,000,000	1,250,000,000
Total, Unrealized losses	22,000,000	23,000,000
Held-to-maturity:
Less than 12 months, Fair value		0
Less than 12 months, Unrealized losses		0
12 months or more, Fair value		4,000,000
12 months or more, Unrealized losses		1,000,000
Total, Fair value		4,000,000
Total, Unrealized losses		1,000,000
Other ABS
Available-for-sale:
Less than 12 months, Fair value	1,289,000,000
Less than 12 months, Unrealized losses	4,000,000
12 months or more, Fair value	23,000,000
12 months or more, Unrealized losses	0
Total, Fair value	1,312,000,000
Total, Unrealized losses	4,000,000
Non-agency commercial MBS
Available-for-sale:
Less than 12 months, Fair value	1,015,000,000	476,000,000
Less than 12 months, Unrealized losses	14,000,000	3,000,000
12 months or more, Fair value	362,000,000	122,000,000
12 months or more, Unrealized losses	14,000,000	3,000,000
Total, Fair value	1,377,000,000	598,000,000
Total, Unrealized losses	28,000,000	6,000,000
Non-agency RMBS
Available-for-sale:
Less than 12 months, Fair value	94,000,000	20,000,000
Less than 12 months, Unrealized losses	1,000,000	0
12 months or more, Fair value	157,000,000	149,000,000
12 months or more, Unrealized losses	10,000,000	4,000,000
Total, Fair value	251,000,000	169,000,000
Total, Unrealized losses	11,000,000	4,000,000
Held-to-maturity:
Less than 12 months, Fair value	22,000,000
Less than 12 months, Unrealized losses	1,000,000
12 months or more, Fair value	31,000,000
12 months or more, Unrealized losses	1,000,000
Total, Fair value	53,000,000
Total, Unrealized losses	2,000,000
Non-agency RMBS | Grantor Trust
Available-for-sale:
Less than 12 months, Fair value	22,000,000	7,000,000
Less than 12 months, Unrealized losses	1,000,000	1,000,000
12 months or more, Fair value	3,000,000	12,000,000
12 months or more, Unrealized losses	1,000,000	1,000,000
Corporate bonds
Available-for-sale:
Less than 12 months, Fair value	685,000,000	274,000,000
Less than 12 months, Unrealized losses	24,000,000	2,000,000
12 months or more, Fair value	50,000,000	288,000,000
12 months or more, Unrealized losses	2,000,000	9,000,000
Total, Fair value	735,000,000	562,000,000
Total, Unrealized losses	26,000,000	11,000,000
Other RMBS
Available-for-sale:
Less than 12 months, Fair value		71,000,000
Less than 12 months, Unrealized losses		4,000,000
12 months or more, Fair value		45,000,000
12 months or more, Unrealized losses		2,000,000
Total, Fair value		116,000,000
Total, Unrealized losses		6,000,000
Held-to-maturity:
Less than 12 months, Fair value		0
Less than 12 months, Unrealized losses		0
12 months or more, Fair value		50,000,000
12 months or more, Unrealized losses		1,000,000
Total, Fair value		50,000,000
Total, Unrealized losses		1,000,000
Other debt securities
Available-for-sale:
Less than 12 months, Fair value	397,000,000	1,155,000,000
Less than 12 months, Unrealized losses	1,000,000	1,000,000
12 months or more, Fair value	256,000,000	35,000,000
12 months or more, Unrealized losses	3,000,000	0
Total, Fair value	653,000,000	1,190,000,000
Total, Unrealized losses	$ 4,000,000	$ 1,000,000